FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       January 16, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       94

Form 13F Information Table Value Total:       $208,869



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      875    15698 SH       SOLE                             15698
Acme Metals Inc                COM              004724100        0    10000 SH       SOLE                             10000
American International Group   COM              026874107     5491    69162 SH       SOLE                             69162
Amgen Inc                      COM              031162100     3626    64240 SH       SOLE                             64240
Applied Materials Inc          COM              038222105      219     5450 SH       SOLE                              5450
Arthur J. Gallagher & Co       COM              363576109     3408    98800 SH       SOLE                             98800
Avery-Dennison Corp            COM              053611109      719    12715 SH       SOLE                             12715
Bank of America Corp           COM              060505104     4065    64569 SH       SOLE                             64569
Barr Laboratories Inc          COM              068306109     2821    35550 SH       SOLE                             35550
BellSouth Corp                 COM              079860102     4952   129800 SH       SOLE                            129800
Bristol Myers Squibb Co        COM              110122108      647    12680 SH       SOLE                             12680
Cardinal Health Inc            COM              14149Y108     2221    34350 SH       SOLE                             34350
Caremark Rx Inc                COM              141705103     3877   237700 SH       SOLE                            237700
ChevronTexaco Corp             COM              166764100     4296    47939 SH       SOLE                             47939
Cisco Systems Inc              COM              17275R102      808    44635 SH       SOLE                             44635
Citigroup Inc                  COM              172967101     5598   110901 SH       SOLE                            110901
Coca Cola Co                   COM              191216100      932    19761 SH       SOLE                             19761
Colgate Palmolive Co           COM              194162103     3321    57500 SH       SOLE                             57500
Comverse Technology Inc        COM              205862402      213     9540 SH       SOLE                              9540
Costco Wholesale Corp          COM              22160K105      501    11280 SH       SOLE                             11280
Dell Computer Corp             COM              247025109     3609   132770 SH       SOLE                            132770
Dow Chemical Co                COM              260543103      304     9000 SH       SOLE                              9000
Duke Energy Corp               COM              264399106     2994    76270 SH       SOLE                             76270
EMC Corp - Mass                COM              268648102      983    73150 SH       SOLE                             73150
El Paso Corp                   COM              28336L109      392     8782 SH       SOLE                              8782
Electronic Data Systems Corp   COM              285661104     2948    43000 SH       SOLE                             43000
Exxon Mobil Corp               COM              30231G102      812    20652 SH       SOLE                             20652
Fannie Mae                     COM              313586109     7493    94253 SH       SOLE                             94253
Federated Dept Stores Inc      COM              31410H101     2384    58300 SH       SOLE                             58300
Forest Laboratories Inc        COM              345838106     3466    42300 SH       SOLE                             42300
General Electric Co            COM              369604103     8040   200607 SH       SOLE                            200607
Gillette Co                    COM              375766102      200     6000 SH       SOLE                              6000
Health Management Assoc Inc    COM              421933102      475    25801 SH       SOLE                             25801
Home Depot Inc                 COM              437076102     7983   156503 SH       SOLE                            156503
Illinois Tool Works Inc        COM              452308109      901    13300 SH       SOLE                             13300
Indymac Bancorp Inc            COM              456607100     2541   108700 SH       SOLE                            108700
Integrated Circuit Systems     COM              45811k208     2166    95900 SH       SOLE                             95900
Integrated Device Tech Inc     COM              458118106     2777   104450 SH       SOLE                            104450
Intel Corp                     COM              458140100     3945   125425 SH       SOLE                            125425
International Business Machine COM              459200101     7373    60950 SH       SOLE                             60950
International Rectifier Corp   COM              460254105     1952    55955 SH       SOLE                             55955
JP Morgan Chase & Co           COM              46625H100      386    10632 SH       SOLE                             10632
Jacobs Engineering Group Inc   COM              469814107     2779    42100 SH       SOLE                             42100
Johnson & Johnson              COM              478160104     5089    86100 SH       SOLE                             86100
Kerr-McGee Corp                COM              492386107     3846    70175 SH       SOLE                             70175
Kimberly Clark Corp            COM              494368103      624    10430 SH       SOLE                             10430
King Pharmaceuticals Inc       COM              495582108     2999    71190 SH       SOLE                             71190
Lam Research Corp              COM              512807108     1844    79400 SH       SOLE                             79400
Lennar Corp                    COM              526057104      785    16775 SH       SOLE                             16775
MBNA Corp                      COM              55262L100     1249    35485 SH       SOLE                             35485
McDonalds Corp                 COM              580135101      251     9488 SH       SOLE                              9488
Medtronic Inc                  COM              585055106     1142    22300 SH       SOLE                             22300
Mellon Financial Corp          COM              58551A108      516    13705 SH       SOLE                             13705
Merck & Co Inc                 COM              589331107      714    12150 SH       SOLE                             12150
Michael Stores Inc             COM              594087108     4207   127670 SH       SOLE                            127670
Microsoft Corp                 COM              594918104     7405   111770 SH       SOLE                            111770
Morgan Stanley Dean Witter & C COM              617446448      854    15270 SH       SOLE                             15270
Northern Trust Corp.           COM              665859104     4330    71900 SH       SOLE                             71900
O'Reilly Automotive Inc        COM              686091109     2597    71200 SH       SOLE                             71200
Office Depot Inc               COM              676220106     2909   156900 SH       SOLE                            156900
Omnicom Group                  COM              681919106      658     7365 SH       SOLE                              7365
Pfizer Inc                     COM              717081103     7218   181126 SH       SOLE                            181126
Pharmaceutical Product Develop COM              717124101     2207    68300 SH       SOLE                             68300
Philip Morris Companies Inc    COM              718154107      321     6995 SH       SOLE                              6995
Procter & Gamble Co            COM              742718109      624     7880 SH       SOLE                              7880
Ruby Tuesday Inc               COM              781182100     4288   207850 SH       SOLE                            207850
SBC Communications Inc         COM              78387G103     1497    38229 SH       SOLE                             38229
Safeway Inc                    COM              786514208      482    11550 SH       SOLE                             11550
Schering Plough Corp           COM              806605101     1589    44370 SH       SOLE                             44370
Shaw Group Inc                 COM              820280105     2401   102150 SH       SOLE                            102150
Southern Co                    COM              842587107      270    10638 SH       SOLE                             10638
Sun Microsystems Inc           COM              866810104      612    49720 SH       SOLE                             49720
SunTrust Banks Inc             COM              867914103     3514    56048 SH       SOLE                             56048
TCF Financial Corp             COM              872275102     2884    60100 SH       SOLE                             60100
Temple Inland Inc              COM              879868107     2353    41475 SH       SOLE                             41475
Tyco International LTD         COM              902124106     6769   114930 SH       SOLE                            114930
United Technologies Corp       COM              913017109     1145    17710 SH       SOLE                             17710
V F Corp                       COM              918204108      211     5404 SH       SOLE                              5404
Verizon Communications         COM              92343v104      397     8362 SH       SOLE                              8362
Wachovia Corp                  COM              929903102      645    20572 SH       SOLE                             20572
Wal-Mart Stores Inc            COM              931142103     6322   109850 SH       SOLE                            109850
Walgreen Co                    COM              931422109      848    25200 SH       SOLE                             25200
Wells Fargo Company            COM              949746101      548    12600 SH       SOLE                             12600
XTO Energy Inc                 COM              98385X106     3203   183050 SH       SOLE                            183050
American High Income Tr SBI                     026547109      129 10886.698000SH    SOLE                        10886.698000
Lord Abbett All Value Fund CL                   543915607       95 10000.000000SH    SOLE                        10000.000000
ML Strategic Returns Notes                      59021J505      144 16500.000000SH    SOLE                        16500.000000
Mercury US Large Cap Fund-C                     589358787      113 14353.565000SH    SOLE                        14353.565000
Pimco Target Fund Class C                       693389298      165 11068.000000SH    SOLE                        11068.000000
Putnam Investors Fd Cl A                        746809102      270 23383.000000SH    SOLE                        23383.000000
S&P Industrial 01B Roll DAF                     294712302       19 18692.741100SH    SOLE                        18692.741100
S&P Industrial 01J DAF                          294712146       46 44332.000000SH    SOLE                        44332.000000
Select Ten 01 SRS 1 Roll Def A                  294701A23       19 19458.000000SH    SOLE                        19458.000000
Teleglobal Port 01A Roll DAF                    29471T733       14 23012.423700SH    SOLE                        23012.423700